Vessels (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Operating vessels and drydock rollforward
Operating vessels and drydock

In thousands of U.S. dollars	Vessels	Drydock	Total
Cost
As of January 1, 2018	4,389,648	82,888	4,472,536
Additions (1)	79,454	4,964	84,418
Write-offs (2)	—	(1,500)	(1,500)
As of December 31, 2018	4,469,102	86,352	4,555,454

Accumulated depreciation and impairment
As of January 1, 2018	(347,703)	(34,739)	(382,442)
Charge for the period	(158,740)	(17,983)	(176,723)
Write-offs (2)	—	1,500	1,500
As of December 31, 2018	(506,443)	(51,222)	(557,665)
Net book value
As of December 31, 2018	$3,962,659	$35,130	$3,997,789

Cost
As of January 1, 2017	$3,126,790	$60,089	$3,186,879
Additions (3)	333,338	12,667	346,005
Vessels acquired in merger with NPTI (4)	1,113,618	17,632	1,131,250
Disposal of vessels (5)	(184,098)	(3,750)	(187,848)
Write-offs (6)	—	(3,750)	(3,750)
As of December 31, 2017	4,389,648	82,888	4,472,536

Accumulated depreciation and impairment
As of January 1, 2017	(246,210)	(27,415)	(273,625)
Charge for the period	(127,369)	(14,049)	(141,418)
Disposal of vessels (5)	25,876	2,975	28,851
Write-offs (6)	—	3,750	3,750
As of December 31, 2017	(347,703)	(34,739)	(382,442)
Net book value
As of December 31, 2017	$4,041,945	$48,149	$4,090,094

(1)
Additions in 2018 primarily relate to (i) the deliveries of STI Esles II and STI Jardins and corresponding calculations of notional drydock on these vessels and (ii) drydock costs incurred on certain of our vessels.

(2)	Represents the write-off of the notional drydock costs of STI Fontvieille and STI Ville which were drydocked in 2018.

(3)
Additions in 2017 primarily relate to (i) the deliveries of eight newbuilding vessels and corresponding calculations of notional drydock on these vessels and (ii) drydock costs incurred on certain of our vessels.

(4)	Represents the fair value of the vessels acquired in the Merger with NPTI as described in Note 2.

(5)
Represents the net book value of (i) STI Sapphire and STI Emerald, which were sold during the year ended December 31, 2017 and (ii) STI Beryl, STI Le Rocher and STI Larvotto, which were sold and leased back during the year ended December 31, 2017. These transactions are further described below.

(6)	Represents the write-off of the notional drydock costs of STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx which were drydocked in 2017.

A rollforward of activity within vessels under construction is as follows:

In thousands of U.S. dollars
Balance as of January 1, 2017	$137,917
Installment payments and other capitalized expenses	252,977
Capitalized interest	4,194
Transferred to operating vessels and drydock	(339,712)
Balance as of December 31, 2017	$55,376

Installment payments and other capitalized expenses	25,452
Capitalized interest	157
Transferred to operating vessels and drydock	(80,985)
Balance as of December 31, 2018	$—

Schedule of vessel deliveries
We took delivery of the following newbuilding vessels during the year ended December 31, 2018 resulting in an increase of $81.0 million in Vessels from December 31, 2017:

		Month	Vessel
	Name	Delivered	Type
1	STI Esles II	January 2018	MR
2	STI Jardins	January 2018	MR
We took delivery of the following newbuilding vessels during the year ended December 31, 2017 resulting in an increase of $346.0 million in Vessels from December 31, 2016:

		Month	Vessel
	Name	Delivered	Type
1	STI Selatar	February 2017	LR2
2	STI Rambla	March 2017	LR2
3	STI Galata	March 2017	MR
4	STI Bosphorus	April 2017	MR
5	STI Leblon	July 2017	MR
6	STI La Boca	July 2017	MR
7	STI San Telmo	September 2017	MR
8	STI Donald C Trauscht	October 2017	MR

Schedule of future expected payments for purchase commitments
The following table is a timeline of future expected payments and dates for our commitments to purchase scrubbers and ballast water treatment systems as of December 31, 2018 (1):

As of December 31,
Amounts in thousands of US dollars	2018
Less than 1 month	$926
1-3 months	19,481
3 months to 1 year	93,188
1-5 years	18,279
5+ years	—
Total	$131,874

(1)	These amounts are subject to change as installation times are finalized. The amounts presented exclude installation costs.

Schedule of collateral agreements
The below table is a summary of these vessels, along with the respective borrowing or lease financing facility (which are described in Note 13) as of December 31, 2018:

Credit Facility	Vessel Name
$116.0 Million Lease Financing	STI Oxford
$116.0 Million Lease Financing	STI Selatar
$116.0 Million Lease Financing	STI Gramercy
$116.0 Million Lease Financing	STI Queens
$157.5 Million Lease Financing	STI Alexis
$157.5 Million Lease Financing	STI Benicia
$157.5 Million Lease Financing	STI Duchessa
$157.5 Million Lease Financing	STI Mayfair
$157.5 Million Lease Financing	STI San Antonio
$157.5 Million Lease Financing	STI St. Charles
$157.5 Million Lease Financing	STI Yorkville
2017 Credit Facility	STI Galata

2017 Credit Facility	STI Bosphorus
2017 Credit Facility	STI Leblon
2017 Credit Facility	STI La Boca
2017 Credit Facility	STI San Telmo
2017 Credit Facility	STI Donald C Trauscht
2017 Credit Facility	STI Esles II
2017 Credit Facility	STI Jardins
2018 CMB Lease Financing	STI Milwaukee
2018 CMB Lease Financing	STI Battery
2018 CMB Lease Financing	STI Tribeca
2018 CMB Lease Financing	STI Bronx
2018 CMB Lease Financing	STI Manhattan
2018 CMB Lease Financing	STI Seneca
2018 NIBC Credit Facility	STI Memphis
2018 NIBC Credit Facility	STI Soho
ABN AMRO / K-Sure Credit Facility	STI Precision
ABN AMRO / K-Sure Credit Facility	STI Prestige
ABN AMRO / SEB Credit Facility	STI Hammersmith
ABN AMRO / SEB Credit Facility	STI Westminster
ABN AMRO / SEB Credit Facility	STI Winnie
ABN AMRO / SEB Credit Facility	STI Lauren
ABN AMRO / SEB Credit Facility	STI Connaught
ABN AMRO Credit Facility	STI Spiga
ABN AMRO Credit Facility	STI Savile Row
ABN AMRO Credit Facility	STI Kingsway
ABN AMRO Credit Facility	STI Carnaby
AVIC Lease Financing	STI Fontvieille
AVIC Lease Financing	STI Ville
AVIC Lease Financing	STI Brooklyn
AVIC Lease Financing	STI Rose
AVIC Lease Financing	STI Rambla
BCFL Lease Financing (LR2s)	STI Solace
BCFL Lease Financing (LR2s)	STI Solidarity
BCFL Lease Financing (LR2s)	STI Stability
BCFL Lease Financing (MRs)	STI Amber
BCFL Lease Financing (MRs)	STI Topaz
BCFL Lease Financing (MRs)	STI Ruby
BCFL Lease Financing (MRs)	STI Garnet
BCFL Lease Financing (MRs)	STI Onyx
China Huarong Lease Financing	STI Opera
China Huarong Lease Financing	STI Venere
China Huarong Lease Financing	STI Virtus
China Huarong Lease Financing	STI Aqua
China Huarong Lease Financing	STI Dama
China Huarong Lease Financing	STI Regina
Citibank / K-Sure Credit Facility	STI Excellence

Citibank / K-Sure Credit Facility	STI Executive
Citibank / K-Sure Credit Facility	STI Experience
Citibank / K-Sure Credit Facility	STI Express
CMB Lease Financing	STI Pride
CMB Lease Financing	STI Providence
COSCO Shipping Lease Financing	STI Battersea
COSCO Shipping Lease Financing	STI Wembley
COSCO Shipping Lease Financing	STI Texas City
COSCO Shipping Lease Financing	STI Meraux
Credit Agricole Credit Facility	STI Exceed
Credit Agricole Credit Facility	STI Excel
Credit Agricole Credit Facility	STI Excelsior
Credit Agricole Credit Facility	STI Expedite
CSSC Lease Financing	STI Nautilus
CSSC Lease Financing	STI Gallantry
CSSC Lease Financing	STI Goal
CSSC Lease Financing	STI Guard
CSSC Lease Financing	STI Guide
CSSC Lease Financing	STI Gauntlet
CSSC Lease Financing	STI Gladiator
CSSC Lease Financing	STI Gratitude
ING Credit Facility	STI Black Hawk
ING Credit Facility	STI Rotherhithe
ING Credit Facility	STI Pontiac
ING Credit Facility	STI Osceola
ING Credit Facility	STI Notting Hill
ING Credit Facility	STI Jermyn
ING Credit Facility	STI Lombard
ING Credit Facility	STI Grace
KEXIM Credit Facility	STI Acton
KEXIM Credit Facility	STI Brixton
KEXIM Credit Facility	STI Broadway
KEXIM Credit Facility	STI Camden
KEXIM Credit Facility	STI Clapham
KEXIM Credit Facility	STI Comandante
KEXIM Credit Facility	STI Condotti
KEXIM Credit Facility	STI Elysees
KEXIM Credit Facility	STI Finchley
KEXIM Credit Facility	STI Fulham
KEXIM Credit Facility	STI Hackney
KEXIM Credit Facility	STI Madison
KEXIM Credit Facility	STI Orchard
KEXIM Credit Facility	STI Park
KEXIM Credit Facility	STI Pimlico
KEXIM Credit Facility	STI Poplar
KEXIM Credit Facility	STI Sloane

KEXIM Credit Facility	STI Veneto
Ocean Yield Lease Financing	STI Sanctity
Ocean Yield Lease Financing	STI Steadfast
Ocean Yield Lease Financing	STI Supreme
Ocean Yield Lease Financing	STI Symphony